SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 37: SEGMENT INFORMATION

We measure the performance of each of our business segments primarily in terms of “profit before tax”. Profit before tax and the business segment information of the Group, set forth below, is derived from the internal management reporting system used by management to measure the performance of the business segments. Unlike financial accounting, there is no authoritative body of guidance for management accounting. The business segment information, set forth below, is based on the financial information prepared in accordance with IFRS. Accordingly, the format and information is presented primarily on the basis of IFRS and is not consistent with the consolidated financial statements prepared on the basis of US GAAP. A reconciliation is provided for the total amounts of segments' total profit/(loss) before tax with income/(loss) before income tax.

NBG Group manages its business through the following business segments:

Retail Banking

Retail banking includes all individual customers, professionals, small-medium and small sized companies (companies with annual turnover of up to EUR 2.5 million) in Greece. The Bank, through its extended network of branches, offers to its retail customers various types of loan, deposit and investment products as well as a wide range of other traditional services and products.

Corporate & Investment Banking

Corporate & Investment banking includes lending to all large and medium-sized companies, shipping finance and investment banking activities. The Group offers its corporate customers a wide range of products and services, including financial and investment advisory services, deposit accounts, loans (denominated in both euro and foreign currency), foreign exchange and trade service activities.

Global Markets & Asset Management

Global Markets and Asset management includes all treasury activities, private banking, asset management (mutual funds and closed end funds), custody services, private equity and brokerage.

Insurance

The Group offers a wide range of insurance products through its subsidiary company, EH and other subsidiaries in SE Europe and Turkey.

International Banking Operations

The Group's international banking activities, other than its Turkish operations, include a wide range of traditional commercial banking services, such as commercial and retail credit, trade financing, foreign exchange and taking of deposits. In addition, the Group offers shipping finance, investment banking and brokerage services through certain of its foreign branches and subsidiaries.

Turkish Banking Operations

The Group's banking activities in Turkey through Finansbank and its subsidiaries, include a wide range of traditional commercial banking services, such of commercial and retail credit, trade financing, foreign exchange and taking of deposits.

Other

Includes proprietary real estate management, hotel and warehousing business as well as unallocated income and expense of the Group (interest expense of subordinate debt, loans to personnel etc.) and intersegment eliminations.

Breakdown by business segment

			Global	Insurance	International		Other	Group
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
December 31, 2009	Banking	Banking	Management			Operations
	(EUR in thousands)

Net interest income	1,402,316	536,138	584,022	48,832	488,762	968,856	(62,611)	3,966,315
Net fee and commission income / (loss)	166,243	72,270	95,488	3,872	94,040	228,546	(71)	660,388
Other	(26,448)	(67,169)	268,099	149,498	17,873	96,860	11,679	450,392
Total operating income / (loss)	1,542,111	541,239	947,609	202,202	600,675	1,294,262	(51,003)	5,077,095
Direct costs	(670,025)	(53,509)	(79,390)	(182,192)	(302,526)	(523,994)	(255,232)	(2,066,868)
Allocated costs and provisions	(798,813)	(207,704)	(190,290)	(70,431)	(189,914)	(250,085)	(51,042)	(1,758,279)
Share of profit of associates	-	-	(1,429)	560	783	(190)	393	117
Profit / (loss) before tax	73,273	280,026	676,500	(49,861)	109,018	519,993	(356,884)	1,252,065

Segment assets as at December 31, 2009
Segment assets	31,961,306	18,639,070	26,859,396	2,851,745	11,446,389	15,819,570	5,453,008	113,030,484
Tax assets								363,699
Total assets								113,394,183

Other Segment items
Depreciation, amortization(1)	20,096	1,021	3,538	9,127	32,688	42,186	104,784	213,440
Credit provisions and other impairment charges	442,576	151,257	171,804	69,813	189,914	250,085	28,196	1,303,645
Non- current assets additions	14,814	634	11,741	8,289	62,445	58,782	115,725	272,430

Breakdown by business segment
			Global	Insurance	International		Other	Group
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
December 31, 2010	Banking	Banking	Management			Operations
	(EUR in thousands)

Net interest income	1,368,231	621,918	472,177	54,066	461,836	1,053,634	116,095	4,147,957
Net fee and commission income / (loss)	127,788	77,841	37,556	8,054	102,260	262,723	(6,297)	609,925
Other	(25,223)	(73,770)	(205,549)	101,146	28,456	47,939	8,595	(118,406)
Total operating income / (loss)	1,470,796	625,989	304,184	163,266	592,552	1,364,296	118,393	4,639,476
Direct costs	(683,711)	(53,058)	(77,823)	(159,653)	(300,583)	(659,239)	(160,099)	(2,094,166)
Allocated costs and provisions	(1,155,003)	(259,477)	(60,472)	(37,603)	(209,568)	(144,586)	(42,569)	(1,909,278)
Share of profit of associates	-	-	310	903	1,055	289	(959)	1,598
Profit / (loss) before tax	(367,918)	313,454	166,199	(33,087)	83,456	560,760	(85,234)	637,630

Segment assets as at December 31, 2010
Segment assets	30,079,448	18,957,278	29,793,880	3,052,124	10,506,104	20,619,183	7,129,220	120,137,237
Tax assets								607,368
Total assets								120,744,605

Other Segment items
Depreciation, amortization(1)	19,746	1,291	5,968	9,698	35,483	53,633	101,441	227,260
Credit provisions and other impairment charges	796,593	204,037	39,865	36,987	209,528	144,586	18,731	1,450,327
Non- current assets additions	8,730	13,254	4,093	5,137	52,360	67,704	105,934	257,212

(1)	Includes depreciation and amortization on investment property, property & equipment, software & other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

Breakdown by business segment
			Global	Insurance	International		Other	Group
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
December 31, 2011	Banking	Banking	Management			Operations
	(EUR in thousands)

Net interest income	1,203,449	775,789	371,353	62,831	387,197	903,357	138,832	3,842,808
Net fee and commission income / (loss)	101,398	81,691	(106,766)	6,935	94,218	313,622	2,751	493,849
Other	(25,192)	(61,766)	8,674	178,720	5,824	35,646	(106,603)	35,303
Total operating income / (loss)	1,279,655	795,714	273,261	248,486	487,239	1,252,625	34,980	4,371,960
Direct costs	(687,823)	(52,153)	(65,095)	(135,460)	(293,350)	(656,414)	(249,029)	(2,139,324)
Allocated costs and provisions	(1,514,674)	(2,151,714)	(10,723,025)	(633,054)	(202,164)	(147,058)	(282,246)	(15,653,935)
Share of profit of associates	-	-	(2,592)	1,051	1,193	94	1,433	1,179
Profit / (loss) before tax	(922,842)	(1,408,153)	(10,517,451)	(518,977)	(7,082)	449,247	(494,862)	(13,420,120)

Segment assets as at December 31, 2011
Segment assets	27,368,430	16,195,725	24,903,725	2,041,287	9,856,192	20,671,864	4,280,798	105,318,021
Tax assets								1,551,968
Total assets								106,869,989

Other Segment items
Depreciation, amortization(1)	18,759	1,688	4,848	8,895	36,261	54,593	101,187	226,231
Provision for loans impairment & advances	1,180,171	2,101,421	10,702,049	631,329	200,322	147,058	259,932	15,222,282
Non- current assets additions	5,517	10,805	35,736	3,112	18,872	80,175	66,134	220,351

(1)	Includes depreciation and amortization on investment property, property & equipment, software & other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

Reconciliation of Profit before tax per IFRS reported for the segments to Income / (loss) before income tax per US GAAP	2009	2010	2011
	(EUR in thousands)
Profit / (loss) before tax	1,252,065	637,630	(13,420,120)
Dividend paid and transactions on financial instruments classified within equity under IFRS	186,289	(369)	(39,252)
Hedging of Interest Rate Risk and Net Investment Hedge	(430,170)	(693,471)	(68,125)
Fixed assets measurement difference	26,810	8,733	38,322
Effective Interest Rate income recognition method	(88,820)	(40,776)	(12,457)
Redeemable non-controlling interests	(1,282)	29,636	15,117
Foreign exchange differences on AFS debt securities	28,800	(78,220)	103,584
Difference of equity in earnings of investees	(21,515)	1,797	16,074
Insurance reserves	(1,272)	(67,508)	(307,243)
Impairment of goodwill			(298,241)
Impairment of AFS securities	(120,538)	(23,979)	127,793
Bond's portfolio classification			(187,722)
Other	(20,462)	76,175	(15,864)
US GAAP restatements	(180,035)	(115,341)
Income/(loss) before income tax	629,870	(265,693)	(14,048,134)

Breakdown of total assets, total revenue, income / (loss) before income tax and net income/ (loss) attributable to NBG shareholders by geographical location

	Total assets	Total revenue	Income / (loss) before income tax	Net income / (loss) attributable to NBG shareholders
	(EUR in thousands)
12-month period ended December 31, 2009 - As restated
Domestic …………………………………………	81,933,706	4,638,099	62,868	(56,499)
Foreign …………………………………………..	31,181,173	3,132,746	567,002	447,551
Group …………………………………………….	113,114,879	7,770,845	629,870	391,052

12-month period ended December 31, 2010 - As restated
Domestic …………………………………………	83,757,213	3,666,315	(896,685)	(863,141)
Foreign …………………………………………..	34,974,665	3,150,344	630,992	508,369
Group …………………………………………….	118,731,878	6,816,659	(265,693)	(354,772)

12-month period ended December 31, 2011
Domestic …………………………………………	71,599,902	(6,399,383)	(14,511,072)	(14,888,328)
Foreign …………………………………………..	31,867,333	3,172,016	462,938	348,660
Group …………………………………………….	103,467,235	(3,227,367)	(14,048,134)	(14,539,668)